Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Ordinary shares, par value	$ 0.10	$ 0.10
Ordinary shares, shares authorized	499,580,000	499,580,000
Ordinary shares, shares issued	201,480,540	159,167,942
Ordinary shares, shares outstanding	201,138,895	158,826,297